Taxation - Summary of Deferred Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	$ 19,623	$ 23,589
Credit/(charge) to income	1,193	(2,060)
Currency translation differences	(338)	190
Other comprehensive income	(83)	122
Other movements	(1,084)	(2,218)
Deferred tax asset, Ending balance	19,311	19,623
Deferred tax liability, Beginning Balance	(28,516)	(31,960)
(Charge)/credit to income	(888)	1,713
Currency translation differences	685	54
Other comprehensive income	(284)	(96)
Other movements	3,044	1,773
Deferred tax liability, Ending Balance	(25,959)	(28,516)
Deferred tax liability (asset)	(6,648)	(8,893)
Deferred tax asset	6,857	6,454
Deferred tax liability	(13,505)	(15,347)
Decommissioning and other provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	7,577	6,049
Credit/(charge) to income	528	61
Currency translation differences	(94)	89
Other comprehensive income	0	0
Other movements	(1,170)	1,378
Deferred tax asset, Ending balance	6,841	7,577
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	1,584	4,290
Credit/(charge) to income	254	(680)
Currency translation differences	(7)	18
Other comprehensive income	0	0
Other movements	(17)	(2,044)
Deferred tax asset, Ending balance	1,814	1,584
Deferred tax liability, Beginning Balance	(21,996)	(24,818)
(Charge)/credit to income	(799)	2,109
Currency translation differences	231	(173)
Other comprehensive income	(2)	(3)
Other movements	3,652	889
Deferred tax liability, Ending Balance	(18,914)	(21,996)
Tax losses and credits carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	4,280	6,446
Credit/(charge) to income	(388)	(2,025)
Currency translation differences	(129)	66
Other comprehensive income	33	(5)
Other movements	(229)	(202)
Deferred tax asset, Ending balance	3,567	4,280
Retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	1,750	1,977
Credit/(charge) to income	0	27
Currency translation differences	(77)	28
Other comprehensive income	(162)	104
Other movements	343	(386)
Deferred tax asset, Ending balance	1,854	1,750
Deferred tax liability, Beginning Balance	(2,880)	(3,189)
(Charge)/credit to income	(138)	(228)
Currency translation differences	386	227
Other comprehensive income	(267)	(90)
Other movements	(351)	400
Deferred tax liability, Ending Balance	(3,250)	(2,880)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	4,432	4,827
Credit/(charge) to income	799	557
Currency translation differences	(31)	(11)
Other comprehensive income	46	23
Other movements	(11)	(964)
Deferred tax asset, Ending balance	5,235	4,432
Deferred tax liability, Beginning Balance	(3,640)	(3,953)
(Charge)/credit to income	49	(168)
Currency translation differences	68	0
Other comprehensive income	(15)	(3)
Other movements	(257)	484
Deferred tax liability, Ending Balance	$ (3,795)	$ (3,640)